SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recent Accounting Pronouncements (Details) - ASU 2016-02 - Restatement $ in Millions	Apr. 01, 2019 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Rights-of-use assets	$ 2.7
Lease liabilities	$ 2.7